Expense Example - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2020 Fund - Fidelity Freedom Blend 2020 Fund	May 30, 2024 USD ($)
Expense Example:
1 year	$ 44
3 years	138
5 years	241
10 years	$ 542